FEDERATED EQUITY FUNDS

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                February 24, 2006


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE: FEDERATED EQUITY FUNDS ("Trust")
         Federated Kaufmann Fund - Class A Shares
           1933 Act File No. 333-131198
           1940 Act File No. 2-91090

Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectus/Proxy Statement and Statement of Additional Information dated February 23, 2006, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus/Proxy Statement and Statement of Additional Information contained in the most recent Registration Statement filed on Form N-14 for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 1 on February 23, 2006.

      If you have any questions regarding this certification, please contact me at (412) 288-8239.

                                                Very truly yours,



                                                /s/ Todd P. Zerega
                                                Todd P. Zerega
                                                Assistant Secretary